PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment excluding $44.1 million and $1.2 million classified as assets held for sale at September 30, 2016 and December 31, 2015, respectively :

(Amounts in 000’s)	Estimated Useful Lives (Years)	September 30, 2016	December 31, 2015
Buildings and improvements	5-40	$83,481	$128,912
Equipment	2-10	9,194	13,470
Land	—	3,988	7,128
Computer related	2-10	2,894	2,999
Construction in process	—	627	390
		100,184	152,899
Less: accumulated depreciation and amortization		(20,864)	(26,223)
Property and equipment, net		$79,320	$126,676

Buildings and improvements includes the capitalization of costs incurred for the respective certificates of need (the “CON”). For additional information on the CON amortization, see Note 6 - Intangible Assets and Goodwill.

For the three months ended September 30, 2016 and 2015, total depreciation and amortization expense was $1.1 million and $1.9 million, respectively. For the nine months ended September 30, 2016 and 2015, total depreciation and amortization expense was $4.2 million and $5.4 million, respectively. There were no amounts of total depreciation and amortization expense recognized in Loss from discontinued operations, net of tax in the three and nine month periods ended September 30, 2016 nor the three month period ended September 30, 2015. Total depreciation and amortization expense excludes $0.1 million for the nine months ended September 30, 2015 that is recognized in Loss from discontinued operations, net of tax.

PROPERTY AND EQUIPMENT
Property and Equipment consist of the following:

		December 31,
(Amounts in 000's)	Estimated Useful Lives (Years)	2015	2014
Buildings and improvements	5 - 40	$128,912	$128,136
Equipment	2 - 10	13,470	13,294
Land	—	7,128	7,127
Computer related	2 - 10	2,999	2,908
Construction in process	—	390	52
		152,899	151,517
Less: accumulated depreciation and amortization		26,223	20,524
Property and equipment, net		$126,676	$130,993

For the twelve months ended December 31, 2015 and 2014, total depreciation and amortization expense was $7.3 million and $7.4 million, respectively. Total depreciation and amortization expense excludes $0.1 million and $2.1 million in 2015 and 2014, respectively, that is recognized in Loss from Discontinued Operations, net of tax. During the twelve months ended December 31, 2014, the Company recorded an impairment of $1.8 million related to an adjustment to the fair value less the cost to sell Companions 102-bed nursing facility located in Tulsa, Oklahoma. The assets and liabilities of Companions were included in Assets and Liabilities Held for Sale as of December 31, 2014. On October 30, 2015, the Company completed the sale of Companions (see Note 11 - Discontinued Operations).

During the twelve months ended December 31, 2015, the Company recognized impairment charges of approximately $0.5 million and $0.1 million to write down the carrying value of its two office buildings located in Roswell, Georgia and one office building located in Rogers, Arkansas, respectively. The assets and liabilities of the office buildings are included in Assets and Liabilities Held for Sale as of December 31, 2015 (see Note 11 - Discontinued Operations).